Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Detail)		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%			1.00%
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase out of recognition of capital instruments that no longer qualify as capital		10.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%	[2]	1.00%
Minimum Leverage Ratio		3.00%
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase out of recognition of capital instruments that no longer qualify as capital		0.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio		3.00%
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase out of recognition of capital instruments that no longer qualify as capital
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.50%
March 2023 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2023 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2024
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase out of recognition of capital instruments that no longer qualify as capital
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio		3.50%
March 2024 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2024 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2023.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
[3]	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.